Post-retirement benefit obligations - Actuarial Assumptions (Details)	1 Months Ended
	Jun. 30, 2026	Apr. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Apr. 30, 2025	Mar. 31, 2025
South Africa
Post-retirement benefit obligations
Healthcare cost inflation	6.00%			7.50%
Pension increase assumption			4.20%			6.00%
Average salary increases			4.00%			5.50%
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate	9.40%			12.00%
Weighted average duration of the obligation	12 years 6 months			12 years 6 months
South Africa | Pension
Post-retirement benefit obligations
Discount rate			8.80%			10.80%
Weighted average duration of the obligation			10 years			10 years 3 months
United States of America
Post-retirement benefit obligations
Average salary increases	4.20%			4.20%
United States of America | Healthcare
Post-retirement benefit obligations
Discount rate	5.60%			5.30%
Weighted average duration of the obligation	11 years			9 years
United States of America | Pension
Post-retirement benefit obligations
Discount rate	5.40%			5.30%
Weighted average duration of the obligation	8 years			8 years
Europe
Post-retirement benefit obligations
Pension increase assumption		2.20%			2.20%
Average salary increases		3.20%			3.20%
Europe | Pension
Post-retirement benefit obligations
Discount rate		4.30%			3.90%
Weighted average duration of the obligation		13 years			14 years